Taxes On Income (Schedule Of Income Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes On Income [Abstract]
Loss before taxes as reported in the consolidated statements of operations	$ (69,978)	$ (40,939)	$ (22,190)
Statutory tax rate	26.50%	25.00%	25.00%
Theoretical tax income on the above amount at the Israeli statutory tax rate	(18,544)	(10,235)	(5,548)
Non-deductible expenses	2,741	9,459	193
Non-deductible expenses related to employee stock options	886	955	1,366
Changes in valuation allowance, net	20,286	4,223	5,415
Other	1,132	2,137	(225)
Income tax expense	$ 6,501	$ 6,539	$ 1,201